Share Capital (Details) - schedule of Share Option of Black-Scholes Option Pricing Model	7 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term in years		7
Risk-free interest rate		4.44%
Annual expected volatility		300.00%
Dividend yield		0.00%
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term in years	5
Annual expected volatility	300.00%	300.00%
Dividend yield	0.00%	0.00%
Value of warrants (in Dollars)	$ 21,000	$ 1,342,750
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term in years		3
Risk-free interest rate	3.29%	4.00%
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term in years		5
Risk-free interest rate	4.26%	4.64%